Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of operating expense and net loss
July 28, 2017 through December 22, 2017

Total expense	$559,850
Net loss	$559,850